Revenues	12 Months Ended
Dec. 31, 2021
Revenues
Revenues

15.Revenues

Revenues consist of the following:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Product revenues recognized at a point in time	2,609,922	3,572,192	2,429,535	381,247
Service revenues recognized over time	165,161	238,468	109,714	17,217
Service revenues recognized at a point in time	75,641	—	17,607	2,762
Total revenues	2,850,724	3,810,660	2,556,856	401,226

As of December 31, 2021, the transaction prices allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) are related to subscription services, and the Group expects to recognize RMB826 (US$130) within one year.

Contract balances

Contract liabilities are the Group’s obligation to transfer goods or services to customers for which the Group has received consideration from customers, which are comprised of: i) payments received for subscription services; ii) cash collected from the sales of products for which the Group’s customers have not yet confirmed acceptance of the corresponding products; and iii) loyalty points granted to customers. Contract liabilities are presented as “Customer advances and deferred revenue” on the consolidated balance sheets. Balances of contract liabilities were RMB174,456 and RMB41,067 (US$6,444) as of December 31, 2020 and 2021, respectively. The decrease in contract liabilities as of December 31, 2021 as compared to the year ended December 31, 2020 is mainly due to the change in estimated active KOC subscription period during 2021. Revenue recognized for the years ended December 31, 2020 and 2021 that was included in contract liabilities at the beginning of the period was RMB378,307 and RMB134,598 (US$21,121), respectively.

Revision to the Group’s estimates of active KOC subscription period are accounted for as a change in accounting estimate on a prospective basis in accordance with ASC 250, Accounting Changes and Error Corrections. The Group reviews and revises such estimates, if necessary, on a periodic basis and at a minimum, on an annual basis. As a result of the change in estimate, total revenues decreased by RMB3,611(US$567), net loss decreased by RMB3,611(US$567) and basic and diluted loss per share decreased by RMB 0.38(US$0.06) for the year ended December 31, 2021.